Equity (Details) - Schedule of Common Stock Available for Issuance - shares	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022
Schedule of Common Stock Available for Issuance [Line Items]
Authorized number of shares of common stock		57,400,000		57,400,000
Common stock outstanding	23,544,492	16,692,175		11,868,397
Reserve for conversion of Redeemable Convertible Preferred Stock	2,254,901
Reserve for exercise of common stock warrants		700,388	400,000
Stock options and RSUs outstanding under equity incentive plans	9,513,647	6,115,178
Awards available for grant under equity incentive plans	2,290,183	12,068,156
Common stock available for issuance	229,690,792	19,224,103
Redeemable Convertible Preferred Stock [Member]
Schedule of Common Stock Available for Issuance [Line Items]
Reserve for conversion of Redeemable Convertible Preferred Stock		600,000
Series A Preferred Stock [Member]
Schedule of Common Stock Available for Issuance [Line Items]
Reserve for conversion of Redeemable Convertible Preferred Stock		2,000,000